CONSOLIDATED STATEMENTS OF OPERATIONS CAD in Millions		12 Months Ended
		Dec. 31, 2017 CAD $ / CAD CAD / shares	Dec. 31, 2016 CAD $ / CAD CAD / shares
Premiums
Gross		CAD 19,838	CAD 19,427
Less: Ceded		4,557	4,379
Net premiums		15,281	15,048
Net investment income (loss):
Interest and other investment income (Note 5)		5,413	5,489
Fair value and foreign currency changes on assets and liabilities (Note 5)		2,603	2,233
Net gains (losses) on available-for-sale assets		195	223
Net investment income (loss)		8,211	7,945
Fee income (Note 17)		5,842	5,580
Total revenue		29,334	28,573
Benefits and expenses
Gross claims and benefits paid (Note 10)		15,353	15,210
Increase (decrease) in insurance contract liabilities (Note 10)		5,327	5,391
Decrease (increase) in reinsurance assets (Note 10)		821	133
Increase (decrease) in investment contract liabilities (Note 10)		41	(13)
Reinsurance expenses (recoveries) (Note 11)		(4,373)	(4,313)
Commissions		2,403	2,372
Net transfer to (from) segregated funds (Note 22)		(119)	(307)
Operating expenses (Note 18)		6,410	6,000
Premium taxes		379	339
Interest expense		303	316
Total benefits and expenses		26,545	25,128
Income (loss) before income taxes	[1]	2,789	3,445
Less: Income tax expense (benefit) (Note 20)		302	619
Total net income (loss)		2,487	2,826
Less: Net income (loss) attributable to participating policyholders and non-controlling interests		245	245
Shareholders' net income (loss)		2,242	2,581
Less: Preferred shareholders' dividends		93	96
Common shareholders' net income (loss)		CAD 2,149	CAD 2,485
Average exchange rates during the reporting periods (in USD per share) | $ / CAD		1.30	1.33
Earnings (loss) per share
Basic earnings (loss) per share (in CAD per share) | CAD / shares		CAD 3.51	CAD 4.05
Diluted earnings (loss) per share (in CAD per share) | CAD / shares		3.49	4.03
Dividends per common share (in CAD per share) | CAD / shares		CAD 1.745	CAD 1.62

[1]	Balances in 2016 have been changed to conform with current year presentation.